Equity-Based Compensation - Additional Information (Detail) - USD ($) $ / shares in Units, shares in Millions, $ in Millions		12 Months Ended
		Oct. 03, 2020		Sep. 28, 2019	Sep. 29, 2018	Mar. 20, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term		10 years
Restricted stock units granted, number of shares	[1]	6.0
Restricted stock units granted, unvested number of shares		12.0	[2],[3]	12.0
Weighted average grant-date fair values of options granted		$ 36.19		$ 28.76	$ 28.01
Stock options exercised and RSUs vested, total intrinsic value		$ 989		$ 646	$ 585
Aggregate intrinsic values of stock options vested		514
Proceeds from exercise of stock options		305		318	210
Tax benefits realized from tax deductions associated with option exercises and RSU activity		220		$ 145	$ 160
Expected to Vest
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate intrinsic values of stock options vested		$ 63
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum extension period of stock options after grant date		15 years
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ratable vesting term of stock options from grant date		4 years
Number of shares authorized to be awarded as grants		160.0
Unrecognized compensation costs		$ 140
Weighted-average period to recognize compensation costs		1 year 7 months 6 days
Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ratable vesting term of stock options from grant date		4 years
Number of shares authorized to be awarded as grants		77.0
Unrecognized compensation costs		$ 850
Weighted-average period to recognize compensation costs		1 year 10 months 24 days
Restricted Stock Units | TFCF
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation costs						$ 219
Performance Based Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ratable vesting term of stock options from grant date		3 years
Restricted stock units granted, number of shares		0.2
Restricted stock units granted, unvested number of shares		1.4
Performance Shares, Vesting Subject to CEO Discretion
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock units granted, number of shares		0.1

[1]	Includes 0.2 million Performance RSUs.
[2]	Excludes Performance RSUs issued in September 2018 and December 2019, for which vesting is subject to service conditions and the number of units vesting is subject to the discretion of the CEO. At October 3, 2020, the maximum number of these Performance RSUs that could be issued upon vesting is 0.1 million.
[3]	Includes 1.4 million Performance RSUs.